Geographical Information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Geographical Information

20.	Geographical Information

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company's customers (in thousands):

	Year Ended December 31,
	2011	2010
Canada	$42,258	$32,954
United States	25,390	13,808
Others	1,142	474
Total	$68,790	$47,236

The distribution of the Company’s property, plant and equipment by geographic location is approximately as follows (in thousands):

	December 31,
	2011	2010
Canada	$5,902	$2,234
United States	283	192
Mexico	3,798	2,162
Total	$9,983	$4,588